Risk Management - Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	₩ 10,699	₩ 54,613
Fair value risk hedge	129,216	206,149
Trading purpose	5,943,024	8,905,125
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(1,223)	856
Fair value risk hedge	29,176	25,048
Trading purpose	5,943,024	8,905,125
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(875)	905
Fair value risk hedge	34,370	16,175
Trading purpose	0	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(590)	915
Fair value risk hedge	157	31,974
Trading purpose	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	(302)	1,255
Fair value risk hedge	35,272	18,540
Trading purpose	0	0
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	13,689	50,682
Fair value risk hedge	30,241	118,027
Trading purpose	0	0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	0	0
Fair value risk hedge	0	(3,615)
Trading purpose	₩ 0	₩ 0